UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10389
Investment Company Act File Number
Tax-Managed International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value
Aerospace & Defense — 1.1%
BAE Systems PLC	236,000	$1,146,842

		$1,146,842

Air Freight & Logistics — 0.6%
PostNL NV	159,000	$641,530

		$641,530

Automobiles — 5.7%
Bayerische Motoren Werke AG	31,800	$2,728,874
Honda Motor Co., Ltd.	40,000	1,380,463
Nissan Motor Co., Ltd.	201,900	1,912,660

		$6,021,997

Beverages — 2.8%
Anheuser-Busch InBev NV ADR	20,900	$1,270,720
Fomento Economico Mexicano SA de CV ADR	24,100	1,699,532

		$2,970,252

Chemicals — 4.0%
Agrium, Inc.	23,000	$1,845,980
BASF SE	30,400	2,345,034

		$4,191,014

Commercial Banks — 8.5%
Banco Bilbao Vizcaya Argentaria SA ADR	58,800	$515,088
Bank Hapoalim B.M.	140,000	486,219
Barclays PLC	412,000	1,381,460
DBS Group Holdings, Ltd.	311,300	3,341,135
HSBC Holdings PLC	145,000	1,211,491
Industrial & Commercial Bank of China, Ltd., Class H	1,262,730	883,513
Sberbank of Russia ADR	48,300	573,385
Sberbank of Russia ADR	44,600	535,483

		$8,927,774

Diversified Financial Services — 0.9%
ORIX Corp.	10,000	$937,173

		$937,173

Diversified Telecommunication Services — 8.1%
BT Group PLC	1,284,800	$4,133,295
Koninklijke KPN NV	134,100	1,471,536
Nippon Telegraph & Telephone Corp.	42,500	2,132,023
Vivendi SA	40,000	839,177

		$8,576,031

Electric Utilities — 1.9%
Enel SpA	172,200	$705,294
Power Assets Holdings, Ltd.	179,500	1,292,792

		$1,998,086

Electronic Equipment, Instruments & Components — 3.4%
FUJIFILM Holdings Corp.	44,600	$1,059,721
Hitachi, Ltd. ADR	45,400	2,516,522

		$3,576,243

Security	Shares	Value
Food Products — 6.2%
Nestle SA	67,000	$3,844,730
Nutreco NV	8,200	581,950
Unilever PLC ADR	64,100	2,076,199

		$6,502,879

Hotels, Restaurants & Leisure — 1.4%
Carnival PLC	18,500	$553,338
InterContinental Hotels Group PLC	45,100	919,693

		$1,473,031

Household Products — 1.7%
Henkel AG & Co. KGaA	34,100	$1,775,065

		$1,775,065

Industrial Conglomerates — 5.7%
Keppel Corp., Ltd.	548,990	$4,724,858
Siemens AG ADR	13,400	1,263,486

		$5,988,344

Insurance — 2.9%
Allianz SE	8,900	$981,114
Hannover Rueckversicherung AG	18,300	974,917
Zurich Financial Services AG	4,800	1,155,213

		$3,111,244

Machinery — 2.0%
Atlas Copco AB, Class B	42,000	$890,095
Volvo AB	90,700	1,177,389

		$2,067,484

Media — 0.6%
ProSiebenSat.1 Media AG, PFC Shares	27,900	$657,103

		$657,103

Metals & Mining — 3.4%
Anglo American PLC ADR	68,400	$1,415,196
BHP Billiton PLC ADR	18,500	1,245,605
Vale SA ADR, PFC Shares	38,920	942,253

		$3,603,054

Multi-Utilities — 1.0%
National Grid PLC	102,000	$1,015,692

		$1,015,692

Office Electronics — 1.3%
Canon, Inc.	32,700	$1,403,658

		$1,403,658

Oil, Gas & Consumable Fuels — 8.4%
Afren PLC(1)	260,000	$494,852
LUKOIL OAO ADR	31,000	1,820,933
Petroleo Brasileiro SA ADR	36,200	1,011,066
Repsol YPF SA	36,800	1,014,740
Royal Dutch Shell PLC ADR	31,100	2,219,296
Total SA	42,400	2,247,274

		$8,808,161

Pharmaceuticals — 10.6%
AstraZeneca PLC ADR	40,100	$1,930,815
Novartis AG	61,000	3,310,674
Novo Nordisk A/S, Class B	9,500	1,128,871
Roche Holding AG ADR	26,730	1,144,044
Sanofi SA	41,697	3,091,534
Shire PLC ADR	6,000	597,120

		$11,203,058

Security	Shares	Value
Real Estate Investment Trusts — 0.5%
Starhill Global REIT	1,100,000	$529,049

		$529,049

Real Estate Management & Development — 0.6%
Raven Russia, Ltd.	723,658	$610,738

		$610,738

Tobacco — 5.2%
British American Tobacco PLC	120,100	$5,530,389

		$5,530,389

Trading Companies & Distributors — 2.2%
Mitsui & Co., Ltd.	138,000	$2,345,916

		$2,345,916

Transportation Infrastructure — 0.4%
Anhui Expressway Co., Ltd., Class H	645,000	$388,200

		$388,200

Wireless Telecommunication Services — 3.5%
Globe Telecom, Inc.	33,500	$909,033
Vodafone Group PLC ADR	103,600	2,806,524

		$3,715,557

Total Common Stocks (identified cost $96,017,913)		$99,715,564

Short-Term Investments — 4.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(2)	$4,678	$4,678,478

Total Short-Term Investments (identified cost $4,678,478)		$4,678,478

Total Investments — 99.0% (identified cost $100,696,391)		$104,394,042

Other Assets, Less Liabilities — 1.0%		$1,002,010

Net Assets — 100.0%		$105,396,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $1,083.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United Kingdom	27.2%	$28,677,807
Japan	13.0	13,688,136
Germany	10.2	10,725,593
Switzerland	9.0	9,454,661
Singapore	8.1	8,595,042
France	5.9	6,177,985
United States	4.4	4,678,478
Russia	3.3	3,540,539
Netherlands	2.5	2,695,016
Sweden	2.0	2,067,484
Brazil	1.9	1,953,319
Canada	1.7	1,845,980
Mexico	1.6	1,699,532
Spain	1.5	1,529,828
Hong Kong	1.2	1,292,792
China	1.2	1,271,713
Belgium	1.2	1,270,720
Denmark	1.1	1,128,871
Philippines	0.9	909,033
Italy	0.7	705,294
Israel	0.4	486,219

Total Investments	99.0%	$104,394,042

The Portfolio did not have any financial instruments outstanding at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,919,990

Gross unrealized appreciation	$8,299,016
Gross unrealized depreciation	(4,824,964)

Net unrealized appreciation	$3,474,052

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$8,152,131		$—	$8,152,131
Consumer Staples	5,046,451	11,732,134		—	16,778,585
Energy	3,230,362	5,577,799		—	8,808,161
Financials	515,088	13,600,890		—	14,115,978
Health Care	3,671,979	7,531,079		—	11,203,058
Industrials	1,263,486	11,314,830		—	12,578,316
Information Technology	2,516,522	2,463,379		—	4,979,901
Materials	5,449,034	2,345,034		—	7,794,068
Telecommunication Services	2,806,524	9,485,064		—	12,291,588
Utilities	—	3,013,778		—	3,013,778

Total Common Stocks	$24,499,446	$75,216,118	*	$—	$99,715,564

Short-Term Investments	—	4,678,478		—	4,678,478

Total Investments	$24,499,446	$79,894,596		$—	$104,394,042

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012